OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2023
OTHER CURRENT ASSETS
Schedule of other current assets

	As of	As of
	September 30, 2023	September 30, 2022
Prepaid expense	$39,083	$88,727
Other receivables	247,481	1,470,447
Total other current assets	$286,564	$1,559,174